Summary of Significant Accounting Policies - Schedule of Condensed Statement of Cash Flow (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Net cash provided by investing activities	$ 1,871,172	$ 931,366	$ (2,503,623)
Effect of foreign currency translation	(252,078)	(32,207)	12,859
Net increase/(decrease) in cash and cash equivalents:	2,831,371	(465,075)	(2,442,896)
Cash and cash equivalents at end of year of continuing operations	$ 3,114,395	263,984	$ 748,099
As Previously Reported [Member]
Net cash provided by investing activities		2,317,502
Effect of foreign currency translation		(22,397)
Net increase/(decrease) in cash and cash equivalents:		930,871
Cash and cash equivalents at end of year of continuing operations		1,659,930
Adjustment [Member]
Net cash provided by investing activities		(1,386,136)
Effect of foreign currency translation		(9,810)
Net increase/(decrease) in cash and cash equivalents:		(1,395,946)
Cash and cash equivalents at end of year of continuing operations		$ (1,395,946)